QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information
Loss from continuing operations		$ (406)	$ (268)	$ (291)	$ (251)	$ (296)	$ (261)	$ (343)	$ (340)			$ (1,216)	$ (1,240)	$ (1,851)
Income from discontinued operations								250					250	580
Net income (loss)	$ (266)	$ (406)	$ (268)	$ (291)	$ (251)	$ (296)	$ (261)	$ (93)	$ (340)	$ (601)	$ (810)	$ (1,216)	$ (990)	$ (1,271)
Basic and diluted loss per share from continuing operations (in dollars per share)		$ (0.02)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.02)			$ (0.06)	$ (0.06)	$ (0.09)
Basic and diluted income per share from discontinued operations								0.01					0.01
Basic and diluted net loss per share (in dollars per share)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)		$ (0.02)	$ (0.03)	$ (0.04)	$ (0.06)	$ (0.05)	$ (0.06)